Taxation - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014	Dec. 31, 2016 USD ($)
Income Taxes [Line Items]
VAT rate	6.00%
VAT payable	¥ 22,637,000	¥ 9,513,000
Income tax rate	(72.10%)	(10.40%)	(1.30%)
Statutory income tax rate	25.00%	25.00%	25.00%
Minimum ownership percentage in foreign invested enterprise by foreign investor	25.00%
Retained earnings	¥ (268,081,000)	¥ (191,644,000)		$ (38,612)
Net operating loss carryforwards, expiration beginning year	2017
Net operating loss carryforwards, expiration end year	2021
Hong Kong Subsidiary
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 2,496,000
Hong Kong Subsidiary | Minimum
Income Taxes [Line Items]
Withholding income tax rate on dividends paid by FIE	5.00%
Gridsum PRC Holding
Income Taxes [Line Items]
Dividend withholding tax	¥ 0.00
Retained earnings	0.00
PRC Subsidiaries VIEs and VIEs Subsidiaries
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 66,034,000
Hong Kong Inland Revenue Ordinance
Income Taxes [Line Items]
Income tax rate	16.50%
PRC Corporate Income Tax Law
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Withholding income tax rate on dividends distributed by FIE	10.00%
PRC Corporate Income Tax Law | Beijing Gridsum Technology Co., Ltd. and Guoxinjunhe (Beijing) Technology Co. | 2014 to 2016
Income Taxes [Line Items]
Preferential enterprise income tax rate	15.00%
PRC Corporate Income Tax Law | Beijing Moment Everlasting Ad Co., Ltd. and Beijing Yunyang Advertisement Co., Ltd. | 2016 to 2018
Income Taxes [Line Items]
Preferential enterprise income tax rate	15.00%